Leases (Details) - Schedule of Right-of-use Assets - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Less accumulated amortization	$ (1,067)	$ (986)
Right-of-use asset, net	484	531
Palo Alto, CA Office [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Right-of-use asset, before accumulated amortization	630	630
Hyderabad, India Office [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Right-of-use asset, before accumulated amortization	20
Ratingen, Germany Office [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Right-of-use asset, before accumulated amortization	86	85
Berlin, Germany Office [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Right-of-use asset, before accumulated amortization	516	508
Frankfurt, Germany Office [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Right-of-use asset, before accumulated amortization	$ 299	$ 294